Supplemental Information (Tables)	3 Months Ended
Mar. 31, 2018
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Supplemental Information of Income Statement
	Statement of Operations
	Industrial Activities		Financial Services
	Three Months Ended March 31,		Three Months Ended March 31,
	2018	2017	2018	2017
	(in millions)
Revenues
Net sales	$6,300	$5,290	$—	$—
Finance, interest and other income	27	36	502	512
Total Revenues	$6,327	$5,326	$502	$512
Costs and Expenses
Cost of goods sold	$5,256	$4,482	$—	$—
Selling, general and administrative expenses	527	474	63	65
Research and development expenses	227	191	—	—
Restructuring expenses	3	11	—	1
Interest expense	120	139	136	131
Other, net	80	69	171	196
Total Costs and Expenses	6,213	5,366	370	393
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates	114	(40)	132	119
Income tax (expense) benefit	(23)	(13)	(40)	(38)
Equity in income of unconsolidated subsidiaries and affiliates	8	12	11	6
Results from intersegment investments	103	87	—	—
Net income	$202	$46	$103	$87

Supplemental Information of Balance Sheet
	Balance Sheets
	Industrial Activities		Financial Services
	March 31, 2018	December 31, 2017	March 31, 2018	December 31, 2017
	(in millions)
ASSETS
Cash and cash equivalents	$3,119	$4,901	$496	$529
Restricted cash	1	—	772	770
Trade receivables	536	490	44	53
Financing receivables	1,405	1,718	20,212	20,699
Inventories, net	7,200	6,236	221	216
Property, plant and equipment, net	6,768	6,829	2	2
Investments in unconsolidated subsidiaries and affiliates	3,212	3,173	223	205
Equipment under operating leases	37	35	1,744	1,810
Goodwill	2,314	2,316	155	156
Other intangible assets, net	770	779	13	13
Deferred tax assets	877	869	197	198
Derivative assets	97	73	15	14
Other assets	1,877	1,742	311	358
Total Assets	$28,213	$29,161	$24,405	$25,023
LIABILITIES AND EQUITY
Debt	$6,349	$7,443	$20,430	$21,075
Trade payables	6,194	5,936	163	193
Deferred tax liabilities	96	94	196	215
Pension, postretirement and other postemployment benefits	2,288	2,280	27	20
Derivative liabilities	95	88	21	20
Other liabilities	9,071	9,063	699	686
Total Liabilities	$24,093	$24,904	$21,536	$22,209
Equity	4,094	4,232	2,869	2,814
Redeemable noncontrolling interest	26	25	—	—
Total Liabilities and Equity	$28,213	$29,161	$24,405	$25,023

Supplemental Information of Cash Flow
	Statements of Cash Flows
	Industrial Activities		Financial Services
	Three Months Ended March 31,		Three Months Ended March 31,
	2018	2017	2018	2017
	(in millions)
Operating activities:
Net income	$202	$46	$103	$87
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization expense, net of assets under operating leases and assets sold under buy-back commitments	184	176	1	1
Depreciation and amortization expense of assets under operating leases and assets sold under buy-back commitments	102	74	66	65
Undistributed income (loss) of unconsolidated subsidiaries	(30)	31	(11)	(6)
Other non-cash items	30	14	20	24
Changes in operating assets and liabilities:	—
Provisions	(119)	(67)	(7)	(6)
Deferred income taxes	(7)	(14)	(17)	(10)
Trade and financing receivables related to sales, net	(41)	72	234	131
Inventories, net	(848)	(691)	93	127
Trade payables	167	254	(28)	(60)
Other assets and liabilities	(194)	(154)	78	24
Net cash provided by (used in) operating activities	$(554)	$(259)	$532	$377
Investing activities:
Additions to retail receivables	—	—	(959)	(846)
Collections of retail receivables	—	—	1,089	1,050
Proceeds from sale of assets, net of assets sold under operating leases and assets sold under buy-back commitments	1	2	—	—
Expenditures for property, plant and equipment and intangible assets, net of assets under operating leases and sold under buy-back commitments	(61)	(74)	(1)	—
Expenditures for assets under operating leases and assets sold under buy-back commitments	(196)	(229)	(109)	(164)
Other	109	(496)	(156)	424
Net cash provided by (used in) investing activities	$(147)	$(797)	$(136)	$464
Financing activities:
Proceeds from long-term debt	1	120	3,038	2,731
Payments of long-term debt	(1,081)	(238)	(3,317)	(3,631)
Net increase in other financial liabilities	23	14	(92)	57
Dividends paid	(1)	(1)	(52)	(104)
Other	(90)	—	—	—
Net cash used in financing activities	$(1,148)	$(105)	$(423)	$(947)
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash	68	69	(4)	11
Decrease in cash and cash equivalents and restricted cash	(1,781)	(1,092)	(31)	(95)
Cash and cash equivalents and restricted cash, beginning of year	4,901	4,649	1,299	1,205
Cash and cash equivalents and restricted cash, end of period	$3,120	$3,557	$1,268	$1,110